Income Taxes (Details 2) (USD $)	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Net operating loss carry forwards	$ 7,262,789	$ 7,062,788
Depreciation and amortization	5,573,817	4,358,969
Allowances for doubtful accounts receivables	218,415	343,500
Employee benefits	320,564	322,573
Minimum alternate tax credit	284,859	314,764
Loss of equity method investees	256,483	270,527
Gross deferred tax assets	13,916,927	12,673,121
Valuation allowance	(13,916,927)	(12,673,121)	(10,783,227)
Deferred tax assets	0	0
Deferred tax liability:
Intangible assets	0	185,982
Net Deferred tax liability	$ 0	$ 185,982